Gains and losses on disposal and main changes in scope of consolidation - Depreciation (Details) - Customer-related intangible assets [member]			12 Months Ended
	Jul. 08, 2019	Jan. 31, 2019	Dec. 31, 2021
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	12 years	12 years	3 years
Top of range [member]
Disclosure of detailed information about business combination [line items]
Intangible assets, useful lives	16 years	16 years	16 years